INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Current tax expenses	$ 2,859,774	$ 1,706
Deferred tax benefits	(6,215,140)	(1,874,819)	$ (1,183,698)
Income tax benefits	$ (3,355,366)	$ (1,873,113)	$ (1,183,698)